ACCOUNTS PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLES
Utility cost payable		$ 1,609
Server hosting payable	$ 787	878
Computing power service fee payable		1,149
Others	34	36
Accounts Payable, Current, Total	$ 821	$ 3,672